Nationwide Government Money Market Fund Performance Management - Nationwide Government Money Market Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of an index with characteristics relevant to the Fund's investment strategy. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.Please call 800-848-0920 for the Fund’s current 7-day yield.
Performance Past Does Not Indicate Future [Text]	 Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of an index with characteristics relevant to the Fund's investment strategy.
Bar Chart [Heading]	Annual Total Returns– Investor Shares <br/>(Years Ended December 31,)
Bar Chart Closing [Text Block]	Highest Quarter:1.24%–Q4 2023Lowest Quarter:0.00%–Q1 2022
Performance Table Heading	Average Annual Total Returns <br/>(For the Periods Ended December 31, 2025)
Money Market Seven Day Yield Phone	800-848-0920
Performance Availability Website Address [Text]	nationwide.com/mutualfunds
Performance Availability Phone [Text]	800-848-0920
Investor Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	1.24%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022